SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF SEGMENT REPORTING

	MEXICO		CORPORATE		TOTAL
	June 30	December 31	June 30	December 31	June 30	December 31
	2022	2021	2022	2021	2022	2021
	$	$	$	$	$	$
Property, plant and equipment	4,346	8,535	335	509	4,681	9,044
Additions - Property, plant and equipment	778	7,931	-	30	778	7,961
Mineral rights	28	193	19,978	20,080	20,006	20,273
Additions - Mineral rights	-	-	-	459	-	459
Total assets	11,300	15,309	22,796	26,251	34,096	41,560
Total liabilities	31,649	34,173	12,924	11,874	44,573	46,047

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2022	2021	2022	2021
	$	$	$	$
MEXICO
Revenue	7,781	9,717	16,278	19,498
Cost of sales	(9,260)	(7,587)	(17,173)	(15,530)
Exploration and holding expenses	(344)	(1,051)	(751)	(1,631)
Other expenses and foreign exchange gains	(2,265)	(47)	(270)	(115)
Finance expenses	(60)	(6)	(143)	(51)
Income tax expense	-	(74)	-	(76)
Net (loss) income	(4,148)	952	(2,059)	2,095

CORPORATE
General and administrative expenses	(1,191)	(1,640)	(2,501)	(3,983)
Exploration and holding expenses	(495)	(749)	(1,204)	(1,242)
Other income (expenses) and foreign exchange gains	2,310	(141)	1,307	(722)
Finance expenses	(1,126)	(1,019)	(1,958)	(1,699)
Income tax (expense) recovery	(90)	52	(22)	84
Net loss	(592)	(3,497)	(4,378)	(7,562)

Net loss	(4,740)	(2,545)	(6,437)	(5,467)